Vehicles and Equipment on Operating Leases	12 Months Ended
Mar. 31, 2013
Vehicles and Equipment on Operating Leases

10. Vehicles and equipment on operating leases:

Vehicles and equipment on operating leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Vehicles	¥2,536,595	¥2,999,294	$31,890
Equipment	87,848	104,351	1,110
Less - Deferred income and other	(49,090)	(65,634)	(698)

	2,575,353	3,038,011	32,302
Less - Accumulated depreciation	(667,406)	(749,238)	(7,966)
Less - Allowance for credit losses	(8,135)	(8,020)	(86)

Vehicles and equipment on operating leases, net	¥1,899,812	¥2,280,753	$24,250

Rental income from vehicles and equipment on operating leases was ¥475,472 million, ¥451,361 million and ¥476,935 million ($5,071 million) for the years ended March 31, 2011, 2012 and 2013, respectively. Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥460,685	$4,898
2015	302,690	3,218
2016	140,865	1,498
2017	38,042	405
2018	11,164	119
Thereafter	4,126	44

Total minimum future rentals	¥957,572	$10,182

The future minimum rentals as shown above should not be considered indicative of future cash collections.